New Accounting Policies:	12 Months Ended
Dec. 31, 2012
New Accounting Policies:

Note 2.      New Accounting Policies:

In February 2013, the FASB issued Accounting Standards Update 2013-02 which contains requirements regarding the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update are effective for reporting periods beginning after December 15, 2012 and are not expected to have a significant impact on the Company's financial statements.

 In June 2011, the FASB issued Accounting Standards Update 2011-05 that requires changes in the presentation of comprehensive income. Entities have the option of presenting the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of the updated guidance effective January 1, 2012 did not have an effect on the Company's financial statements.

In May 2011, the FASB issued Accounting Standards Update 2011-04 which contains amendments resulting in common fair value measurement and disclosure requirements in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This update was effective for the Company beginning January 1, 2012 and did not have a significant impact on the Company's financial statements.